Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2021, and 2022 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of December 31, 2020,	306,242	$10.54	0.93 years
Granted	100,263	9.99
Vested	(286,895)	10.66
Forfeited	(16,123)	8.89

Balance as of December 31, 2021,	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11

Balance as of December 31, 2022,	115,693	$10.16	1.04 years

Summary of Stock Option Activity
The movements in the existing share options during the years ended December 31, 2021, and 2022 were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2021,	339,936	21.40	$—
Post vesting cancellations during the year	(29,080)	20.45	—

Balance as of December 31, 2021,	310,856	21.37	$—
Issuance during the year	10,000	9.24	$27,200

Balance as of December 31, 2022,	320,856	20.99	$—